SCHEDULE OF RECONCILIATION OF FINANCIAL INFORMATION IN INVESTMENT (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2020 SGD ($)
IfrsStatementLineItems [Line Items]
Net assets		$ (935,661)	$ (2,977,200)
Group's equity interest	20.00%	20.00%
Goodwill		$ 355	355
Carrying value	$ 178,621	272,970	239,424
Associates [member]
IfrsStatementLineItems [Line Items]
Net assets		$ 1,364,851	1,197,117
Group's equity interest	20.00%	20.00%
Group share of net assets		$ 272,970	239,424
Goodwill		215,297
Impairment of investment in an associate		(215,297)
Carrying value		$ 272,970	$ 239,424